Statements of Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Operating Activities
Net income	$ 565.2	$ 544.2	$ 459.7
Adjustments to reconcile net income to net cash provided by operations:
Depreciation	150.5	143.7	120.4
Depreciation - restructuring and merger and integration	7.0	10.4	38.5
Amortization	98.9	96.8	88.1
Impairment charges	0	0	4.6
Share-based compensation expense	22.9	21.3	21.7
Other restructuring activities	0	(0.7)	8.0
Loss on sale of assets - net	3.0	4.8	3.4
Loss on divestiture	0	0	11.3
Gain on sale of marketable securities	(3.7)	0	0
Deferred income tax benefit	(8.0)	(15.6)	(17.2)
Changes in assets and liabilities, net of effect from businesses acquired:
Trade receivables	6.1	33.2	9.3
Inventories	15.4	15.2	(48.2)
Other current assets	(26.9)	4.6	3.0
Accounts payable	3.3	11.2	35.8
Accrued liabilities	9.1	(6.7)	36.9
Proceeds from settlement of interest rate swaps - net	0	0	17.7
Defined benefit pension contributions	(9.4)	(40.0)	(11.4)
Income and other taxes	(9.5)	3.5	(3.0)
Other - net	32.1	29.9	(47.7)
Net Cash Provided by Operating Activities	856.0	855.8	730.9
Investing Activities
Businesses acquired, net of cash acquired	(101.8)	0	(737.3)
Additions to property, plant, and equipment	(279.5)	(206.5)	(274.2)
Equity investment in affiliate	0	0	(35.9)
Proceeds from divestiture	0	0	9.3
Sales and maturities of marketable securities	10.0	0	18.6
Proceeds from disposal of property, plant, and equipment	10.7	3.3	4.0
Other - net	(9.7)	17.6	(20.4)
Net Cash Used for Investing Activities	(370.3)	(185.6)	(1,035.9)
Financing Activities
Revolving credit facility - net	248.4	0	0
Repayments of long-term debt	(50.0)	(50.0)	0
Proceeds from long-term debt - net	0	0	748.6
Quarterly dividends paid	(238.0)	(222.8)	(213.7)
Purchase of treasury shares	(508.5)	(364.2)	(315.8)
Proceeds from stock option exercises	0.5	2.2	2.8
Other - net	(27.9)	(6.2)	(2.3)
Net Cash (Used for) Provided by Financing Activities	(575.5)	(641.0)	219.6
Effect of exchange rate changes on cash	(13.1)	(2.5)	(4.7)
Net (decrease) increase in cash and cash equivalents	(102.9)	26.7	(90.1)
Cash and cash equivalents at beginning of year	256.4	229.7	319.8
Cash and Cash Equivalents at End of Year	$ 153.5	$ 256.4	$ 229.7